Finance costs (gains)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance costs (gains)
19. Finance costs (gains)

	December 31, 2024	December 31, 2023

Interest cost on Senior Notes (Note 16)	$31,502	$31,486
Interest cost on Term Facility (Note 16)	17,512	4,526
Other interest and financing costs	3,288	9,835
Change in fair value of redemption option derivative (Note 16)	(1,940)	(1,959)
Asset retirement obligation accretion	4,869	4,291
Interest expense on lease liabilities	1,657	1,747
Total finance costs	$56,888	$49,926
Less: capitalized interest	(33,839)	(17,087)
	$23,049	$32,839